Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	6,769,322	6,519,874
Treasury stock, shares	289,214	243,638